Description of Business and Summary of Significant Accounting Policies - Property, Plant and Equipment, Estimated Useful Lives (Details)	12 Months Ended
Sep. 30, 2018
Building and Building Improvements [Member] | Minimum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Building and Building Improvements [Member] | Maximum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Transportation Equipment [Member] | Minimum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Transportation Equipment [Member] | Maximum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years